Segment Reporting (Details Narrative) (10Q) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) Products	Dec. 31, 2018 USD ($) Products	Dec. 31, 2017 USD ($)
Number of operating segments | Products	1	1
Number of reportable segments | Products	2	2
Total assets	$ 10,138	$ 10,558	$ 4,983
Sale of preferred stock, cash value		3,000
Prepaid Expenses and Other Current Assets [Member]
Total assets		200
Series A Preferred Stock [Member]
Sale of preferred stock, cash value	1,900	2,300
Renal Products Segment [Member]
Total assets	$ 2,100	$ 2,500